UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2014

                                                                      (Form N-Q)

48499-0814                                   (C)2014, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, securities deemed by USAA Asset Management Company (the Manager) to be of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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1  | USAA Tax Exempt Money Market Fund
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(LIQ)    Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Minnesota General Obligation, Montana Board of Investments Intercap Program, or National Rural Utility Corp.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ABAG     Association of Bay Area Governments
CSD      Central School District
EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
SPEAR    Short Puttable Exempt Adjustable Receipts
USD      Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
June 30, 2014 (unaudited)

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (68.0%)

               ALABAMA (3.3%)

$    10,000    Chatom IDB (NBGA)                                      0.21%          8/01/2041          $    10,000
      6,550    Eutaw IDB                                              0.06          12/01/2020                6,550
      1,470    Huntsville Educational Building Auth.
                    (LOC - Branch Banking & Trust Co.)                0.08          12/01/2022                1,470
     25,000    Mobile County IDA (LOC - Swedbank AB)                  0.10           7/01/2040               25,000
     12,000    Tuscaloosa County IDA (LOC - Bank of Nova
                    Scotia)                                           0.05           4/01/2028               12,000
     32,500    Tuscaloosa County Port Auth. (LOC - PNC
                    Bank, N.A.)                                       0.10          12/01/2031               32,500
                                                                                                        -----------
                                                                                                             87,520
                                                                                                        -----------
               ARKANSAS (0.2%)

      5,175    Texarkana (LOC - PNC Bank, N.A.)                       0.21           3/01/2021                5,175
                                                                                                        -----------
               CALIFORNIA (6.1%)

      9,600    ABAG Finance Auth. for Nonprofit Corps.
                    (LOC - KBC Bank N.V.)                             0.33           5/15/2035                9,600
      6,020    Anaheim Public Financing Auth. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.21           9/01/2030                6,020
     15,570    Anaheim Redev. Agency (LIQ) (LOC - Deutsche
                    Bank A.G.) (a)                                    0.11           2/01/2031               15,570
     12,875    Golden State Tobacco Securitization Corp. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.14           6/01/2027               12,875
      6,000    Golden State Tobacco Securitization
                    Corp. (INS) (LIQ) (a)                             0.11          12/01/2037                6,000
     29,715    Grossmont Healthcare District (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.12           7/15/2033               29,715
      6,600    Manteca USD (LIQ) (LOC - Deutsche Bank
                    A.G.) (a)                                         0.11           8/01/2035                6,600
        500    Pasadena (LOC - Bank of America, N.A.)                 0.08           2/01/2035                  500
      3,945    Sacramento City Financing Auth. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.14          12/01/2033                3,945
     19,890    San Jose USD (LIQ) (LOC - Deutsche Bank
                    A.G.) (a)                                         0.12           6/01/2031               19,890
     13,200    SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)             0.13           8/01/2031               13,200
     37,450    Statewide Communities Dev. Auth. (LIQ)
                    (LOC - Citibank, N.A.) (a)                        0.56          12/14/2016               37,450
      3,125    Ukiah USD (LIQ) (LOC - Deutsche Bank
                    A.G.) (a)                                         0.14           8/01/2030                3,125
                                                                                                        -----------
                                                                                                            164,490
                                                                                                        -----------
               COLORADO (1.7%)

      1,440    El Paso County (LOC - JPMorgan Chase Bank,
                    N.A.)                                             0.15          11/01/2021                1,440
      6,495    Health Facilities Auth. (LIQ) (a)                      0.26           3/01/2016                6,495
      6,665    Health Facilities Auth. (LIQ) (a)                      0.26           2/01/2019                6,665
     13,015    Health Facilities Auth. (LIQ) (a)                      0.31          10/01/2034               13,015

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3  | USAA Tax Exempt Money Market Fund
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
PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$    17,500    Health Facilities Auth. (LIQ) (a)                      0.28%         10/01/2041          $    17,500
                                                                                                        -----------
                                                                                                             45,115
                                                                                                        -----------
               CONNECTICUT (0.2%)

      5,395    Health and Educational Facilities Auth.
                    (LOC - Bank of America, N.A.)                     0.09           7/01/2030                5,395
                                                                                                        -----------
               DELAWARE (0.2%)
      6,600    EDA IDA                                                0.55          12/01/2014                6,600
                                                                                                        -----------
               DISTRICT OF COLUMBIA (0.4%)
      2,700    District of Columbia (LOC - Bank of America,
                    N.A.)                                             0.19           7/01/2022                2,700
      7,940    Metropolitan Washington Airports Auth.
                    (LOC - TD Bank, N.A.)                             0.07          10/01/2039                7,940
                                                                                                        -----------
                                                                                                             10,640
                                                                                                        -----------
               FLORIDA (1.5%)

      1,200    Jackson County                                         0.06           7/01/2022                1,200
      3,140    Lee County IDA (LOC - Fifth Third Bank)                0.17           6/01/2025                3,140
      9,030    Seminole County IDA (LOC - Fifth Third Bank)           0.15          12/01/2037                9,030
      9,220    UCF Health Facilities Corp. (LOC - Fifth Third
                    Bank)                                             0.15           7/01/2037                9,220
     16,600    Univ. of North Florida Financing Corp. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.10          11/01/2027               16,600
                                                                                                        -----------
                                                                                                             39,190
                                                                                                        -----------
               GEORGIA (1.1%)

      3,000    Appling County Dev. Auth.                              0.05           9/01/2041                3,000
     13,000    Bartow County Dev. Auth.                               0.11          12/01/2032               13,000
      9,440    Burke County Dev. Auth.                                0.03           7/01/2049                9,440
      2,400    Cobb County Dev. Auth. (LOC - Federal Home
                    Loan Bank of Atlanta)                             0.10           2/01/2030                2,400
      2,500    Floyd County Dev. Auth. (LOC - PNC Bank,
                    N.A.)                                             0.10           4/01/2017                2,500
                                                                                                        -----------
                                                                                                             30,340
                                                                                                        -----------
               ILLINOIS (5.7%)

      4,200    Dev. Finance Auth.                                     0.10           1/01/2016                4,200
     20,000    Dev. Finance Auth. (LOC - JPMorgan Chase
                    Bank, N.A.)                                       0.08          10/01/2029               20,000
      3,080    Dev. Finance Auth. (LOC - Bank of America,
                    N.A.)                                             0.17           9/01/2032                3,080
     10,000    Dev. Finance Auth. (LOC - JPMorgan Chase
                    Bank, N.A.) (LOC - Northern Trust Co.)            0.05          12/01/2033               10,000
     28,600    Dev. Finance Auth. (LOC - JPMorgan Chase
                    Bank, N.A.)                                       0.06           9/01/2031               28,600
      2,790    Finance Auth. (LOC - Fifth Third Bank)                 0.86           3/01/2031                2,790
     15,725    Finance Auth. (LOC - Fifth Third Bank)                 0.09           6/01/2038               15,725
      2,595    McHenry County (LIQ) (LOC - Deutsche Bank
                    A.G.) (a)                                         0.12           1/15/2026                2,595
     14,125    Metropolitan Pier and Exposition Auth. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.12           6/15/2034               14,125
     24,760    Metropolitan Pier and Exposition Auth. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.12          12/15/2039               24,760
      4,350    Skokie Economic Dev. (LOC - Bank of America,
                    N.A.)                                             0.16          12/01/2014                4,350
      4,249    Springfield Airport Auth.                              0.60          10/15/2016                4,249
     12,820    Village of Morton Grove (LOC - Bank of
                    America, N.A.)                                    0.08          12/01/2041               12,820

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                                                   Portfolio of Investments |  4

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
PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     6,250    Will County (LOC - FirstMerit Bank, N.A.)              0.13%          7/01/2034          $     6,250
                                                                                                        -----------
                                                                                                            153,544
                                                                                                        -----------
               INDIANA (1.5%)

      6,055    Berne (LOC - Federal Home Loan Bank of
                    Indianapolis)                                     0.11          10/01/2033                6,055
      6,125    Dev. Finance Auth. (LOC - Fifth Third Bank)            0.15           2/01/2023                6,125
      4,540    Evansville (LOC - Fifth Third Bank)                    0.15           1/01/2025                4,540
      9,620    Finance Auth. (LOC - Federal Home Loan Bank
                    of Indianapolis)                                  0.10           7/01/2029                9,620
      2,665    Finance Auth. (LOC - PNC Bank, N.A.)                   0.11           6/01/2037                2,665
      5,125    Westfield Multi-School Building (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.11           7/15/2027                5,125
      5,925    Winona Lake (LOC - Key Bank, N.A.)                     0.26           7/01/2031                5,925
                                                                                                        -----------
                                                                                                             40,055
                                                                                                        -----------
               IOWA (7.6%)

      6,850    Chillicothe                                            0.10           1/01/2023                6,850
     12,750    Council Bluffs                                         0.10           1/01/2025               12,750
     10,000    Finance Auth                                           0.08           6/01/2039               10,000
     29,000    Finance Auth.                                          0.09           6/01/2036               29,000
     32,000    Finance Auth.                                          0.09           9/01/2036               32,000
     30,000    Finance Auth. (LOC - U.S. Bank, N.A.)                  0.11          12/01/2042               30,000
      2,200    Higher Educational Loan Auth. (LOC - Fifth
                    Third Bank)                                       0.06           5/01/2029                2,200
      7,900    Higher Educational Loan Auth. (LOC - Fifth
                    Third Bank)                                       0.06           4/01/2035                7,900
     29,500    Louisa County                                          0.06           9/01/2016               29,500
      3,900    Louisa County                                          0.06           3/01/2017                3,900
     34,900    Louisa County                                          0.06          10/01/2024               34,900
        550    Sheldon                                                0.36          11/01/2015                  550
      5,500    Urbandale (LOC - Wells Fargo Bank, N.A.)               0.12          11/01/2020                5,500
                                                                                                        -----------
                                                                                                            205,050
                                                                                                        -----------
               KENTUCKY (0.5%)

      9,770    Georgetown (LOC - Fifth Third Bank)                    0.15          11/15/2029                9,770
        595    Lexington-Fayette Urban County (LOC -
                    JPMorgan Chase Bank, N.A.)                        0.45           7/01/2021                  595
      2,845    Lexington-Fayette Urban County (LOC - Federal
                    Home Loan Bank of Cincinnati)                     0.31          12/01/2027                2,845
                                                                                                        -----------
                                                                                                             13,210
                                                                                                        -----------
               LOUISIANA (2.8%)

        590    Environmental Facilities and Community Dev.
                    Auth. (LOC - Federal Home Loan Bank of
                    Dallas)                                           0.10           4/01/2018                  590
     12,140    Environmental Facilities and Community Dev.
                    Auth. (LIQ) (LOC - Deutsche Bank A.G.) (a)        0.12           2/01/2039               12,140
      1,680    Hammond Area Economic and Industrial Dev.
                    District (LOC - Federal Home Loan Bank
                    of Dallas)                                        0.10           3/01/2033                1,680
      7,610    New Orleans (LOC - Capital One, N.A.)                  0.46           8/01/2024                7,610
        795    Public Facilities Auth. (LOC - Federal Home
                    Loan Bank of Dallas)                              0.10          12/01/2014                  795
      1,100    Public Facilities Auth.                                0.07           8/01/2017                1,100
      1,695    Public Facilities Auth. (LOC - Capital One, N.A.)      0.46           7/01/2023                1,695
        590    Public Facilities Auth. (LOC - Capital One, N.A.)      0.56           7/01/2023                  590
        315    Public Facilities Auth. (LOC - Capital One, N.A.)      0.56           7/01/2023                  315
        555    Public Facilities Auth. (LOC - Capital One, N.A.)      0.51           7/01/2027                  555
     16,800    Public Facilities Auth.                                0.04           8/01/2050               16,800
     25,000    St. James Parish (LOC - Natixis S.A.)                  0.23          11/01/2039               25,000

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5  | USAA Tax Exempt Money Market Fund

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
PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     6,865    St. Tammany Parish Dev. District (LOC -
                    Federal Home Loan Bank of Dallas)                 0.10%          3/01/2033          $     6,865
                                                                                                        -----------
                                                                                                             75,735
                                                                                                        -----------
               MARYLAND (0.4%)

     10,245    Williamsport (LOC - Manufacturers & Traders
                    Trust Co.)                                        0.11          11/01/2037               10,245
                                                                                                        -----------
               MASSACHUSETTS (0.5%)

      6,720    Dev. Finance Agency (LOC - Manufacturers &
                    Traders Trust Co.)                                0.11           4/01/2041                6,720
      6,730    Dev. Finance Agency (LOC - RBS Citizens,
                    N.A.)                                             0.24           4/01/2041                6,730
                                                                                                        -----------
                                                                                                             13,450
                                                                                                        -----------
               MICHIGAN (2.5%)

      7,500    Finance Auth. (LOC - Fifth Third Bank)                 0.16          12/01/2032                7,500
      1,500    Finance Auth. (LOC - Fifth Third Bank)                 0.16          12/01/2032                1,500
     30,970    Higher Educational Facilities Auth. (LOC -
                    Federal Home Loan Bank of Boston)                 0.04           7/01/2037               30,970
      6,715    Hospital Finance Auth. (LOC - Fifth Third Bank)        0.15           6/01/2035                6,715
      1,810    Jackson County EDC (LOC - Fifth Third Bank)            0.15          12/01/2014                1,810
      2,215    Kent Hospital Finance Auth. (LOC - Fifth Third
                    Bank)                                             0.15          10/01/2041                2,215
     10,000    Oakland County EDC (LOC - Fifth Third Bank)            0.15           3/01/2029               10,000
      2,675    Strategic Fund (LOC - Fifth Third Bank)                0.16          10/01/2015                2,675
      1,025    Strategic Fund (LOC - Fifth Third Bank)                0.15          10/01/2027                1,025
      2,565    Strategic Fund (LOC - Fifth Third Bank)                0.17           4/01/2035                2,565
                                                                                                        -----------
                                                                                                             66,975
                                                                                                        -----------
               MINNESOTA (0.4%)

      2,400    Canby Community Hospital District No.1                 0.36          11/01/2026                2,400
      4,590    New Ulm (LOC - Federal Home Loan Bank of
                    Chicago)                                          0.09          10/01/2040                4,590
      4,675    Rochester (LOC - Royal Bank of Scotland N.V.)          0.33           4/01/2022                4,675
                                                                                                        -----------
                                                                                                             11,665
                                                                                                        -----------
               MISSISSIPPI (0.5%)

      4,840    Business Finance Corp. (LOC - Federal Home
                    Loan Bank of Dallas)                              0.10           3/01/2033                4,840
      8,780    Business Finance Corp. (LOC - PNC Bank,
                    N.A.)                                             0.10          12/01/2036                8,780
                                                                                                        -----------
                                                                                                             13,620
                                                                                                        -----------
               MISSOURI (1.1%)

      1,050    Health and Educational Facilities Auth.
                    (LOC - Fifth Third Bank)                          0.15          11/01/2020                1,050
      6,800    Health and Educational Facilities Auth.
                    (LOC - Commerce Bank, N.A.)                       0.11           7/01/2026                6,800
      5,770    Health and Educational Facilities Auth.
                    (LOC - Commerce Bank, N.A.)                       0.05          11/01/2032                5,770
      5,000    Health and Educational Facilities Auth.
                    (LIQ) (LOC - Deutsche Bank A.G.) (a)              0.11          11/15/2048                5,000
      8,400    Jackson County IDA (LOC - Commerce Bank,
                    N.A.)                                             0.11           7/01/2025                8,400
      3,565    St. Louis County IDA (LOC - U.S. Bank, N.A.)           0.08           6/15/2024                3,565
                                                                                                        -----------
                                                                                                             30,585
                                                                                                        -----------

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                                                  Portfolio of Investments  |  6

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
PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
               NEBRASKA (0.4%)

$    10,000    Washington County                                      0.09%         12/01/2040          $    10,000
                                                                                                        -----------
               NEW HAMPSHIRE (0.8%)

     10,000    Business Finance (LOC - Landesbank Hessen-
                    Thuringen)                                        0.14           9/01/2030               10,000
      4,670    Health and Education Facilities Auth.
                    (LOC - RBS Citizens, N.A.)                        0.24           7/01/2037                4,670
      6,695    Health and Education Facilities Auth.
                    (LOC - RBS Citizens, N.A.)                        0.24           7/01/2038                6,695
                                                                                                        -----------
                                                                                                             21,365
                                                                                                        -----------
               NEW JERSEY (0.1%)

      3,955    EDA (LOC - Bank of America, N.A.)                      0.18          11/01/2027                3,955
                                                                                                        -----------
               NEW MEXICO (0.2%)

      5,000    Hospital Equipment Loan Council (LOC - Fifth
                    Third Bank)                                       0.17           7/01/2025                5,000
                                                                                                        -----------
               NEW YORK (5.9%)

      4,290    Albany IDA (LOC - RBS Citizens, N.A.)                  0.30           5/01/2035                4,290
      9,615    Albany IDA (LOC - Key Bank, N.A.)                      0.12           7/01/2035                9,615
     12,490    Broome County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                                0.11           7/01/2040               12,490
      2,675    Chautauqua County IDA (LOC - RBS Citizens,
                    N.A.)                                             0.24           8/01/2027                2,675
      5,375    Clinton County IDA (LOC - Key Bank, N.A.)              0.12           7/01/2017                5,375
      4,635    Clinton County IDA (LOC - Key Bank, N.A.)              0.12           7/01/2042                4,635
      1,905    Erie County IDA (LOC - Key Bank, N.A.)                 0.17           6/01/2022                1,905
      3,900    Erie County IDA (LOC - Key Bank, N.A.)                 0.17           3/01/2024                3,900
      2,520    Guilderland IDA (LOC - Key Bank, N.A.)                 0.17           7/01/2032                2,520
      5,800    Housing Finance Agency (LOC - Landesbank
                    Hessen-Thuringen)                                 0.10          11/01/2037                5,800
     10,000    Housing Finance Agency (LOC - Landesbank
                    Hessen-Thuringen)                                 0.06           5/01/2042               10,000
      5,200    Housing Finance Agency (LOC - Landesbank
                    Hessen-Thuringen)                                 0.07           5/01/2042                5,200
      4,600    Housing Finance Agency (LOC - Landesbank
                    Hessen-Thuringen)                                 0.07           5/01/2042                4,600
      4,600    Long Island Power Auth. (LOC - Bayerische
                    Landesbank)                                       0.05           5/01/2033                4,600
      4,600    Long Island Power Auth. (LOC - JPMorgan
                    Chase Bank, N.A.)                                 0.06           5/01/2033                4,600
      1,550    Monroe County IDA (LOC - Key Bank, N.A.)               0.17           8/01/2018                1,550
      4,700    New York City (LIQ) (a)                                0.06           8/01/2020                4,700
      8,000    New York City (LOC - Bayerische Landesbank)            0.06           8/01/2022                8,000
      4,900    New York City (LOC - Manufacturers & Traders
                    Trust Co.)                                        0.12          12/01/2040                4,900
      6,280    New York City IDA (LOC - Key Bank, N.A.)               0.16           7/01/2037                6,280
      6,380    New York City IDA (LOC - Key Bank, N.A.) (b)           0.16           7/01/2038                6,380
      1,605    Niagara County IDA (LOC - Key Bank, N.A.)              0.17           9/01/2021                1,605
      5,690    Oneida County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                                0.11           6/01/2030                5,690
      3,385    Onondaga County IDA (LOC - Key Bank, N.A.)             0.12           7/01/2025                3,385
      7,800    Onondaga County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                                0.11          12/01/2031                7,800
      1,500    Ontario County IDA (LOC - Royal Bank of
                    Scotland N.V.)                                    0.33           3/01/2028                1,500
      6,825    Ontario County IDA (LOC - Key Bank, N.A.)              0.12           7/01/2030                6,825
      8,920    Ramapo Housing Auth. (LOC - Manufacturers &
                    Traders Trust Co.)                                0.16          12/01/2029                8,920

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     2,265    St. Lawrence County (LOC - RBS Citizens, N.A.)         0.36%          7/01/2037          $     2,265
      2,805    Syracuse IDA (LOC - Key Bank, N.A.)                    0.17           1/01/2033                2,805
      4,745    Tompkins County IDA (LOC - Bank of America,
                    N.A.)                                             0.17           2/01/2037                4,745
                                                                                                        -----------
                                                                                                            159,555
                                                                                                        -----------
               OHIO (4.1%)

      3,535    Akron Metropolitan Housing Auth. (LOC -
                    FirstMerit Bank, N.A.)                            0.17           4/01/2018                3,535
     40,000    Buckeye Tobacco Settlement Finance Auth. (LIQ)
                    (LOC - Deutsche Bank A.G.) (a)                    0.31           6/01/2024               40,000
     13,145    Butler County (LOC - Fifth Third Bank)                 0.15           5/15/2036               13,145
      1,380    Cadiz Health Care Facilities Auth. (LOC - PNC
                    Bank, N.A.)                                       0.56           1/01/2033                1,380
      3,200    Cincinnati and Hamilton County (LOC - Fifth
                    Third Bank)                                       0.15           9/01/2025                3,200
      1,190    Clermont County (LOC - Fifth Third Bank)               0.15           8/01/2022                1,190
      7,850    Delaware County (LOC - Fifth Third Bank)               0.15          10/01/2033                7,850
      4,505    Hamilton County (LOC - Fifth Third Bank)               0.15          12/01/2024                4,505
     11,400    Hamilton County (LOC - Fifth Third Bank)               0.15          12/01/2026               11,400
      6,010    Higher Educational Facilities (LOC - Fifth Third
                    Bank)                                             0.16           9/01/2036                6,010
     11,150    Pike County Health Care Facilities (LOC - Bank
                    of America, N.A.)                                 0.10          11/01/2033               11,150
      2,345    Pike County Health Care Facilities (LOC - Bank
                    of America, N.A.)                                 0.10          11/01/2033                2,345
      2,290    Summit County (LOC - Fifth Third Bank)                 0.16          12/01/2029                2,290
      2,435    Wayne County (LOC - Fifth Third Bank)                  0.24           9/01/2021                2,435
                                                                                                        -----------
                                                                                                            110,435
                                                                                                        -----------
               OKLAHOMA (3.5%)

      7,055    Edmond EDA (LOC - Bank of Oklahoma, N.A.)              0.18           6/01/2031                7,055
      8,700    Garfield County Industrial Auth.                       0.15           1/01/2025                8,700
     32,400    Muskogee Industrial Trust (b)                          0.10           1/01/2025               32,400
     36,000    Muskogee Industrial Trust (b)                          0.08           6/01/2027               36,000
      9,700    Tulsa Industrial Auth. (LOC - Bank of Oklahoma,
                    N.A.)                                             0.25          11/01/2026                9,700
                                                                                                        -----------
                                                                                                             93,855
                                                                                                        -----------
               OREGON (1.7%)

      6,585    Facilities Auth. (LOC - Bank of the West)              0.16          10/01/2037                6,585
     38,100    Port of Portland (LOC - Bank of Tokyo-
                    Mitsubishi UFJ, Ltd.)                             0.25          12/01/2014               38,100
                                                                                                        -----------
                                                                                                             44,685
                                                                                                        -----------
               PENNSYLVANIA (1.3%)

      5,250    Chartiers Valley Industrial and Commercial Dev.
                    Auth.                                             1.10          11/15/2017                5,250
      5,000    Delaware Valley Regional Finance Auth.
                    (LOC - Bayerische Landesbank)                     0.30          12/01/2020                5,000
     18,295    Derry Township Industrial and Commercial Dev.
                    Auth. (LOC - PNC Bank, N.A.)                      0.06          11/01/2030               18,295
      5,080    Philadelphia Gas Works (LIQ) (LOC - Deutsche
                    Bank A.G.) (a)                                    0.11          10/01/2018                5,080
                                                                                                        -----------
                                                                                                             33,625
                                                                                                        -----------
               SOUTH CAROLINA (0.2%)

      4,600    EDA (LOC - Fifth Third Bank)                           0.15           2/01/2028                4,600
                                                                                                        -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
               SOUTH DAKOTA (0.6%)

$     5,975    Health and Educational Facilities Auth.                0.36%         11/01/2020          $     5,975
      3,090    Health and Educational Facilities Auth.                0.36          11/01/2025                3,090
      6,455    Health and Educational Facilities Auth.                0.04          11/01/2027                6,455
                                                                                                        -----------
                                                                                                             15,520
                                                                                                        -----------
               TENNESSEE (0.5%)

      7,100    Hendersonville IDB (LOC - Fifth Third Bank)            0.17          5/01/2036                 7,100
      4,860    Metropolitan Government of Nashville and
                    Davidson County (LOC - Fifth Third Bank)          0.15         12/01/2024                 4,860
      2,325    Williamson County IDB (LOC - Fifth Third Bank)         0.17         12/01/2027                 2,325
                                                                                                        -----------
                                                                                                             14,285
                                                                                                        -----------
               TEXAS (2.9%)

     13,300    Atascosa County IDC (NBGA)                             0.10          6/30/2020                13,300
      3,235    Houston (LIQ) (LOC - Deutsche Bank A.G.) (a)           0.13         12/01/2028                 3,235
      9,100    Metropolitan Higher Education Auth. (LOC -
                    JPMorgan Chase Bank, N.A.)                        0.12          5/01/2019                 9,100
     15,000    Port Arthur                                            0.06         12/01/2040                15,000
     25,000    Port Arthur                                            0.06          6/01/2041                25,000
     13,000    Port of Port Arthur Navigation District                0.19         12/01/2039                13,000
                                                                                                        -----------
                                                                                                             78,635
                                                                                                        -----------
               VIRGINIA (2.4%)

      2,000    College Building Auth. (LIQ) (a)                       0.07          2/01/2021                 2,000
     16,080    Fairfax County IDA                                     0.05          5/15/2035                16,080
      2,200    Hampton Roads Sanitation District                      0.03         11/01/2041                 2,200
      3,620    Hanover County EDA (LOC - U.S. Bank, N.A.)             0.05         11/01/2025                 3,620
      4,670    Lexington IDA                                          0.06          1/01/2035                 4,670
     10,600    Loudoun County IDA                                     0.04          2/15/2038                10,600
      1,900    Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)          0.04          7/01/2016                 1,900
     20,045    Stafford County IDA (LOC - Bank of America,
                    N.A.)                                             0.08          8/01/2028                20,045
      3,915    Univ. of Virginia (LIQ) (a)                            0.04          6/01/2032                 3,915
                                                                                                        -----------
                                                                                                             65,030
                                                                                                        -----------
               WASHINGTON (1.1%)

     15,000    Health Care Facilities Auth. (LIQ) (a)                 0.26         10/01/2016                15,000
      8,960    Housing Finance Commission (LOC - Key Bank,
                    N.A.)                                             0.16          7/01/2043                 8,960
      5,025    Snohomish County Housing Auth. (LOC - Bank
                    of America, N.A.)                                 0.11          7/01/2036                 5,025
                                                                                                        -----------
                                                                                                             28,985
                                                                                                        -----------
               WEST VIRGINIA (1.8%)

     38,185    Hospital Finance Auth. (LOC - Fifth Third Bank)        0.16         10/01/2033                38,185
      9,630    Marshall County                                        0.07          3/01/2026                 9,630
                                                                                                        -----------
                                                                                                             47,815
                                                                                                        -----------
               WISCONSIN (1.8%)

      5,730    Health and Educational Facilities Auth. (LOC -
                    KBC Bank N.V.)                                    0.08         5/01/2025                  5,730
        550    Health and Educational Facilities Auth. (LOC -
                    JPMorgan Chase Bank, N.A.)                        0.15         5/01/2026                    550
     11,440    Health and Educational Facilities Auth. (LOC -
                    KBC Bank N.V.)                                    0.19         3/01/2038                 11,440
     19,705    Public Finance Auth. (LOC - Bank of Scotland)          0.05         6/01/2041                 19,705
      5,325    Public Finance Auth. (LIQ) (LOC - Deutsche
                    Bank A.G.) (a)                                    0.16         9/01/2049                  5,325

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     6,465    Wind Point (LOC - U.S. Bank, N.A.)                     0.17%          9/01/2035          $     6,465
                                                                                                        -----------
                                                                                                             49,215
                                                                                                        -----------
               WYOMING (0.5%)

     13,000    Gillette                                               0.23           1/01/2018               13,000
                                                                                                        -----------
               Total Variable-Rate Demand Notes (cost: $1,828,159)                                        1,828,159
                                                                                                        -----------
               PUT BONDS (4.5%)

               ALABAMA (2.0%)

      4,030    Housing Finance Auth.                                  0.35           6/01/2017                4,030
     25,000    Mobile IDB (b)                                         0.28           6/01/2034               25,000
     25,000    Mobile IDB (b)                                         0.45           7/15/2034               25,000
                                                                                                        -----------
                                                                                                             54,030
                                                                                                        -----------
               GEORGIA (0.1%)

      3,100    Atlanta Urban Residential Finance Auth.                0.30           5/01/2015                3,100
                                                                                                        -----------
               LOUISIANA (0.2%)

      5,500    Housing Corp.                                          0.35           6/01/2017                5,500
                                                                                                        -----------
               MONTANA (2.0%)

      9,040    Board of Investments (NBGA)                            0.16           3/01/2017                9,040
     11,695    Board of Investments (NBGA)                            0.16           3/01/2018               11,695
     11,335    Board of Investments (NBGA)                            0.16           3/01/2025               11,335
     12,450    Board of Investments (NBGA) (b)                        0.16           3/01/2028               12,450
      2,450    Board of Investments (NBGA)                            0.16           3/01/2029                2,450
      5,975    Board of Investments (NBGA)                            0.16           3/01/2035                5,975
                                                                                                        -----------
                                                                                                             52,945
                                                                                                        -----------
               TEXAS (0.2%)

      2,700    Department of Housing and Community Affairs            0.35           6/01/2017                2,700
      2,900    Department of Housing and Community Affairs            0.35           6/01/2017                2,900
                                                                                                        -----------
                                                                                                              5,600
                                                                                                        -----------
               Total Put Bonds (cost: $121,175)                                                             121,175
                                                                                                        -----------
               ADJUSTABLE-RATE NOTES (0.6%)

               CALIFORNIA (0.6%)

     17,000    Golden Empire Schools Financing Auth.                  0.26           5/01/2015               17,000
                                                                                                        -----------
               Total Adjustable-Rate Notes (cost: $17,000)                                                   17,000
                                                                                                        -----------
               FIXED-RATE INSTRUMENTS (26.9%)

               CALIFORNIA (2.4%)

      6,025    San Diego County Water Auth.                           0.07           8/04/2014                6,025
      5,000    San Diego County Water Auth.                           0.07           8/06/2014                5,000
     26,900    San Diego County Water Auth.                           0.08           8/07/2014               26,900
     26,000    Statewide Communities Dev. Auth.                       0.14          11/05/2014               26,000
                                                                                                        -----------
                                                                                                             63,925
                                                                                                        -----------
               MARYLAND (1.1%)
     20,000    Johns Hopkins Univ.                                    0.07           7/08/2014               20,000

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     10,000   Johns Hopkins Univ.                                    0.08%          8/06/2014          $    10,000
                                                                                                        -----------
                                                                                                             30,000
                                                                                                        -----------
               MINNESOTA (1.7%)

       1,250   Aurora ISD (NBGA)                                      1.00           8/21/2014                1,251
       1,460   Clearbrook Gonvick ISD (NBGA)                          1.00           9/30/2014                1,462
      22,000   Duluth ISD (NBGA)                                      1.00           9/16/2014               22,030
      11,300   Farmington ISD (NBGA)                                  1.00           9/26/2014               11,319
       1,455   Hermantown ISD (NBGA)                                  3.00           2/01/2015                1,479
       3,000   Little Falls ISD (NBGA)                                1.25           9/23/2014                3,006
       1,500   Onamia ISD (NBGA)                                      1.00           8/30/2014                1,502
       2,050   St. Cloud ISD (NBGA)                                   0.65           8/08/2014                2,050
       2,100   St. Francis ISD (NBGA)                                 1.25           9/04/2014                2,104
                                                                                                        -----------
                                                                                                             46,203
                                                                                                        -----------
               NEW YORK (9.4%)

       3,025   Babylon Union Free School District                     1.00           6/18/2015                3,045
       3,030   Beacon City School District                            0.75           6/26/2015                3,037
      20,000   Binghamton City School District                        1.00          11/21/2014               20,044
       5,690   Campbell-Savona CSD                                    1.00           6/18/2015                5,728
      14,220   Canton CSD (c)                                         0.75           6/30/2015               14,275
       2,420   Dansville CSD                                          1.00           6/24/2015                2,434
       6,880   Dundee CSD                                             0.75           6/18/2015                6,910
       4,750   Dunkirk School District                                1.00           7/23/2014                4,751
       3,096   East Irondequoit CSD                                   1.00           6/26/2015                3,118
      15,000   Enlarged Troy School District                          1.00           7/15/2014               15,004
      10,165   Franklinville CSD                                      0.75           6/26/2015               10,204
       6,000   Geneva City School Districrt                           1.00           8/15/2014                6,004
       6,300   Geneva City School District                            1.00           8/15/2014                6,305
       3,122   Hannibal CSD                                           0.75           6/26/2015                3,133
       6,650   Lackawanna City School District                        1.00           3/05/2015                6,671
       9,219   Lockport School District                               1.00           8/07/2014                9,224
       7,404   Middletown                                             1.00           2/20/2015                7,435
      24,650   Northern Adirondack CSD                                0.75           6/25/2015               24,732
       4,612   Oneonta City School District                           0.75           6/26/2015                4,626
       3,000   Oswego City School District                            1.00           4/22/2015                3,014
       3,000   Red Hook CSD                                           0.75           6/25/2015                3,012
      14,557   Rome School District                                   1.00           8/07/2014               14,566
      11,750   Schoharie County                                       1.25          11/14/2014               11,774
       7,685   Sherburne-Earlville CSD                                0.75           6/26/2015                7,721
      10,815   Silver Creek CSD                                       1.00           6/18/2015               10,888
       7,350   Sullivan County                                        1.00           3/06/2015                7,386
       9,498   Tonawanda City School District                         1.00           3/11/2015                9,536
      17,763   Waverly CSD                                            0.75           6/26/2015               17,842
       2,669   West Genesee CSD (c)                                   0.75           7/10/2015                2,679
       6,425   Whitney Point CSD                                      0.75           6/25/2015                6,450
                                                                                                        -----------
                                                                                                            251,548
                                                                                                        -----------
               SOUTH CAROLINA (2.8%)

       5,145   Public Service Auth.                                   0.07           7/09/2014                5,145
       5,360   Public Service Auth.                                   0.10           8/05/2014                5,360
      24,300   Public Service Auth.                                   0.10           8/06/2014               24,300
      11,542   Public Service Auth.                                   0.10           8/07/2014               11,542
      28,457   Public Service Auth.                                   0.09           9/10/2014               28,457
                                                                                                        -----------
                                                                                                             74,804
                                                                                                        -----------
               TEXAS (6.5%)

      10,000   Dallas Area Rapid Transit                              0.08           8/05/2014               10,000
      10,000   Dallas Area Rapid Transit                              0.12           8/19/2014               10,000
      10,000   Houston                                                0.09           8/11/2014               10,000
       7,450   Houston                                                0.08           8/12/2014                7,450
      10,000   Houston                                                0.08           8/12/2014               10,000

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON               FINAL                VALUE
(000)          SECURITY                                               RATE            MATURITY                (000)
-------------------------------------------------------------------------------------------------------------------
$     20,000   Houston                                                0.08%          8/12/2014          $    20,000
      35,000   Houston                                                0.09           8/12/2014               35,000
      15,000   San Antonio                                            0.10           8/07/2014               15,000
      33,000   San Antonio                                            0.09          10/06/2014               33,000
      25,000   Univ. of Texas                                         0.07           7/02/2014               25,000
                                                                                                        -----------
                                                                                                            175,450
                                                                                                        -----------
               VIRGINIA (3.0%)

      22,010   Univ. of Virginia                                      0.07           7/02/2014               22,010
      20,000   Univ. of Virginia                                      0.07           8/05/2014               20,000
       8,000   Univ. of Virginia                                      0.08          10/02/2014                8,000
      20,000   Univ. of Virginia                                      0.07          10/06/2014               20,000
       9,535   Univ. of Virginia                                      0.08          10/07/2014                9,535
                                                                                                        -----------
                                                                                                             79,545
                                                                                                        -----------
               Total Fixed-Rate Instruments(cost: $721,475)                                                 721,475
                                                                                                        -----------
               TOTAL INVESTMENTS (COST: $2,687,809)                                                     $ 2,687,809
                                                                                                        ===========

($ in 000s)                                        VALUATION HIERARCHY
                                                   -------------------

                                       (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                     QUOTED PRICES        OTHER         SIGNIFICANT
                                       IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                        MARKETS         OBSERVABLE        INPUTS
                                     FOR IDENTICAL        INPUTS
ASSETS                                  ASSETS                                               TOTAL
--------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes           $           -      $ 1,828,159    $         -     $ 1,828,159
Put Bonds                                        -          121,175              -         121,175
Adjustable-Rate Notes                            -           17,000              -          17,000
Fixed-Rate Instruments                           -          721,475              -         721,475
--------------------------------------------------------------------------------------------------
Total                                $           -      $ 2,687,809    $         -     $ 2,687,809
--------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

================================================================================

13  | USAA Tax Exempt Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,687,375,000 at June 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

 (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

 (b) At June 30, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

 (c) At June 30, 2014, the aggregate market value of securities purchased on a when-issued basis was $16,954,000.

================================================================================

                                         Notes to Portfolio of Investments |  14

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/26/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2014
         ------------------------------